Statement of Changes in Net Assets Available for Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participants	$ 39,581
Employer	36,143
Rollover	5,770
Total Contributions	81,494
Investment income
Plan interest in Master Trust investment income	288,058
Interest income from notes receivable from participants	1,487
Other income	427
Total investment income	289,972
Total additions, net	371,466
Deductions from net assets attributed to
Benefits paid to participants	183,014
Administrative expenses	690
Total deductions	183,704
Net increase in net assets available for benefits before net transfers	187,762
Transfers as a result of transferred employees	292
Net Assets Available for Benefits
Net assets available for benefits, beginning of year	1,690,510
Net assets available for benefits, end of year	$ 1,878,564